Other receivables (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Receivables
Balance at beginning of year	$ 57	$ 6,475
Increase	24	6
Decrease		(3,450)
Result from exposure to inflation	(30)	(1,844)
Recovery	(7)	(1,130)
Balance at end of the year	$ 44	$ 57